Note 11 - Income Taxes - Analysis of Charge (Credit) for the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Income tax benefit	$ 908	$ 788	$ 790
Total income tax benefit for the year	$ 908	$ 788	$ 790